Parent Company Information	12 Months Ended
Jun. 30, 2025
Parent Company Information [Abstract]
PARENT COMPANY INFORMATION

NOTE 21 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC Subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s CFS except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in (loss) income of subsidiaries” on the condensed statements of (loss) income.

These statements should be read in conjunction with the notes to the CFS of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of June 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

	As of June 30,
	2025	2024
ASSETS
Current assets:
Cash	$595	$-
Loans receivable	1,000,000	-
Prepaid expenses and other current assets	150,503	1
Total current assets	1,151,098	1
Non-current assets:
Non-current loans receivable	3,515,050	-
Deferred offering costs	-	80,000
Investment in subsidiaries	3,716,927	4,709,197
Total non-current assets	7,231,977	4,789,197

Total assets	$8,383,075	$4,789,198

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$505,100	$472,350
Total current liabilities	505,100	472,350

Total liabilities	505,100	472,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,831,401	2,236,677
Statutory reserves	800,096	755,100
Retained earnings	525,406	1,583,977
Accumulated other comprehensive loss	(279,104)	(258,907)
Total equity	7,877,975	4,316,848

Total liabilities and equity	$8,383,075	$4,789,198
	For the Years Ended June 30,
	2025	2024	2023
Equity in (loss) income of subsidiaries	$(568,398)	$(1,251,141)	$832,918

Operating expenses:
General and administrative	(594,929)	(120,000)	(216,100)
Total operating expenses	(594,929)	(120,000)	(216,100)

Other income, net	149,752	-	-
Total other income, net	149,752	-	-

Net (loss) income	(1,013,575)	(1,371,141)	616,818
Foreign currency translation adjustment	(20,197)	80,656	(422,092)
Comprehensive (loss) income	$(1,033,772)	$(1,290,485)	$194,726
	For the Years Ended June 30,
	2025	2024	2023
Cash flows from operating activities:
Net (loss) income	$(1,013,575)	$(1,371,141)	$616,818
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	568,398	1,251,141	(832,918)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(150,502)	-	-
Other payables and other current liabilities	32,750	120,000	216,000
Net cash used in operating activities	(562,929)	-	(100)

Cash flows from investing activities:
Loans to third parties	(4,515,050)	-	-
Investment in subsidiaries	(202,000)	-	-
Net cash used in investing activities	(4,717,050)	-	-

Cash flows from financing activities:
Payment of offering costs	(88,199)	-	-
Net proceeds from initial public offering	5,368,773	-	-
Net cash provided by financing activities	5,280,574	-	-

Net increase (decrease) in cash	595	-	(100)
Cash at the beginning of the year	-	-	100
Cash at the end of the year	$595	$-	$-

Non-cash transactions:
Reclassification of deferred offering cost	$80,000	$-	$-